UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08459

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse International Focus Fund

Schedule of Investments

July 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (98.4%)
Belgium (2.8%)
Beverages (1.4%)
InBev NV	44,342	$2,972,706
Metals & Mining (1.4%)
Umicore	69,215	3,106,685
TOTAL BELGIUM		6,079,391

Bermuda (0.5%)
Real Estate (0.5%)
Hiscox, Ltd.	251,059	989,027
TOTAL BERMUDA		989,027

Brazil (1.7%)
Oil & Gas (1.7%)
Petroleo Brasileiro SA - Petrobras ADR	78,008	3,575,887
TOTAL BRAZIL		3,575,887

Denmark (1.6%)
Electrical Equipment (1.6%)
Vestas Wind Systems A/S*	25,965	3,387,085
TOTAL DENMARK		3,387,085

Finland (0.9%)
Diversified Telecommunication Services (0.9%)
Nokia Oyj	70,651	1,928,732
TOTAL FINLAND		1,928,732

France (10.3%)
Banks (2.9%)
BNP Paribas§	35,194	3,470,393
Societe Generale§	29,526	2,733,009
		6,203,402
Insurance (0.9%)
Axa	67,969	1,998,221
Media (1.1%)
Vivendi SA§	54,747	2,289,587
Metals & Mining (0.9%)
Vallourec SA	6,576	1,958,562
Oil & Gas (1.1%)
Total SA§	30,031	2,300,032
Pharmaceuticals (1.0%)
Sanofi-Aventis§	29,853	2,096,029
Real Estate (1.0%)
Unibail-Rodamco§	9,847	2,203,477
Textiles & Apparel (1.4%)
LVMH Moet Hennessy Louis Vuitton SA	26,941	2,963,695
TOTAL FRANCE		22,013,005

Germany (12.6%)
Banks (1.2%)
Deutsche Bank AG	28,173	2,603,488
Biotechnology (1.4%)
MorphoSys AG*	40,989	3,055,482
Chemicals (2.5%)
BASF SE	40,534	2,566,368
K+S AG	21,964	2,701,666
		5,268,034

	Number of Shares	Value

COMMON STOCKS
Germany
Electric Utilities (3.1%)
E.ON AG	34,998	$6,671,294
Electrical Equipment (1.9%)
Norddeutsche Affinerie AG§	74,573	4,015,187
Multi-Utilities (2.5%)
RWE AG	44,922	5,376,749
TOTAL GERMANY		26,990,234

India (1.4%)
Diversified Telecommunication Services (1.4%)
Bharti Airtel, Ltd.*	155,172	2,880,094
TOTAL INDIA		2,880,094

Israel (2.1%)
Pharmaceuticals (2.1%)
Teva Pharmaceutical Industries, Ltd. ADR§	100,288	4,496,914
TOTAL ISRAEL		4,496,914

Italy (2.2%)
Banks (2.2%)
Intesa Sanpaolo	666,755	3,745,307
UniCredito Italiano SpA	160,297	955,263
TOTAL ITALY		4,700,570

Japan (18.8%)
Automobiles (1.1%)
Toyota Motor Corp.	55,817	2,401,679
Banks (3.9%)
Mitsubishi UFJ Financial Group, Inc.	256,268	2,258,727
Mizuho Financial Group, Inc.	716	3,422,012
The Bank of Yokohama, Ltd.	417,754	2,688,862
		8,369,601
Chemicals (1.4%)
Shin-Etsu Chemical Company, Ltd.	48,566	2,965,883
Diversified Financials (1.6%)
Daiwa Securities Group, Inc.	403,432	3,490,624
Electronic Equipment & Instruments (1.3%)
Omron Corp.	151,649	2,656,535
Food & Drug Retailing (1.3%)
Seven & I Holdings Co., Ltd.	93,100	2,841,921
Household Durables (1.4%)
Sony Corp.	77,048	2,908,189
Household Products (2.3%)
Uni-Charm Corp.	69,327	4,880,578
Machinery (1.6%)
Komatsu, Ltd.	141,006	3,495,294
Road & Rail (1.1%)
Central Japan Railway Co.	239	2,426,390
Specialty Retail (1.8%)
Yamada Denki Company, Ltd.	55,956	3,784,957
TOTAL JAPAN		40,221,651

Mexico (1.2%)
Wireless Telecommunication Services (1.2%)
America Movil SAB de CV ADR Series L	51,932	2,622,047
TOTAL MEXICO		2,622,047

	Number of Shares	Value

COMMON STOCKS
Netherlands (10.7%)
Chemicals (1.6%)
Koninklijke DSM NV§	55,590	$3,373,897
Energy Equipment & Services (1.4%)
Fugro NV	33,044	2,345,105
SBM Offshore NV	26,955	603,312
		2,948,417
Food Products (1.5%)
Koninklijke Numico NV	1,139	97,564
Nutreco Holding NV§	45,774	3,048,395
		3,145,959
Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics NV	98,422	3,281,349
Insurance (1.0%)
AEGON NV	179,920	2,103,964
IT Consulting & Services (1.3%)
Exact Holding NV	94,381	2,781,787
Transportation Infrastructure (2.4%)
Koninklijke Boskalis Westminster NV	48,163	2,574,057
Smit International NV	29,056	2,678,479
		5,252,536
TOTAL NETHERLANDS		22,887,909

Norway (5.3%)
Banks (1.7%)
DNB NOR ASA	287,626	3,666,423
Construction & Engineering (1.2%)
Aker Kvaerner ASA	109,821	2,568,020
Energy Equipment & Services (1.5%)
Sevan Marine ASA*§	284,257	3,120,854
Oil & Gas (0.9%)
DNO ASA*§	1,286,211	2,050,182
TOTAL NORWAY		11,405,479

Singapore (2.3%)
Banks (2.3%)
United Overseas Bank, Ltd.	346,975	4,902,963
TOTAL SINGAPORE		4,902,963

Spain (1.3%)
Diversified Telecommunication Services (1.3%)
Telefonica SA	109,241	2,835,268
TOTAL SPAIN		2,835,268

Sweden (0.3%)
Diversified Telecommunication Services (0.3%)
Telefonaktiebolaget LM Ericsson, B Shares	56,818	596,482
TOTAL SWEDEN		596,482

Switzerland (5.5%)
Banks (0.7%)
UBS AG*	78,968	1,514,853
Food Products (2.1%)
Nestle SA	99,014	4,340,758
Pharmaceuticals (2.7%)
Novartis AG	97,722	5,798,010
TOTAL SWITZERLAND		11,653,621

	Number of Shares	Value

COMMON STOCKS
Taiwan (1.8%)
Diversified Telecommunication Services (1.8%)
Chunghwa Telecom Company, Ltd. ADR*	148,161	$3,732,176
TOTAL TAIWAN		3,732,176

United Kingdom (15.1%)
Banks (2.4%)
Barclays PLC	108,846	738,639
HSBC Holdings PLC§	214,144	3,523,656
Royal Bank of Scotland Group PLC	225,568	935,301
		5,197,596
Insurance (0.5%)
Chaucer Holdings PLC	725,430	1,066,627
Metals & Mining (3.1%)
Antofagasta PLC	204,497	2,320,710
BHP Billiton PLC	130,898	4,329,360
		6,650,070
Oil & Gas (3.8%)
BG Group PLC	157,260	3,551,856
BP PLC	218,082	2,236,857
Royal Dutch Shell PLC Class A§	65,443	2,322,120
		8,110,833
Pharmaceuticals (2.2%)
AstraZeneca PLC	48,378	2,349,838
GlaxoSmithKline PLC	98,583	2,296,529
		4,646,367
Tobacco (1.5%)
Imperial Tobacco Group PLC	87,358	3,260,507
Wireless Telecommunication Services (1.6%)
Vodafone Group PLC	1,243,235	3,328,301
TOTAL UNITED KINGDOM		32,260,301

TOTAL COMMON STOCKS (Cost $191,194,441)		210,158,836

SHORT-TERM INVESTMENTS (13.2%)
State Street Navigator Prime Portfolio§§	26,082,073	26,082,073

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 8/01/08	$2,200	2,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,282,073)		28,282,073

TOTAL INVESTMENTS AT VALUE (111.6%) (Cost $219,476,514)		238,440,909

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.6%)		(24,750,636)

NET ASSETS (100.0%)		$213,690,273

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $219,476,514, $38,473,613, $(19,509,218) and $18,964,395, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008